Discontinued Operations (Summary Of Discontinued Assets, Liabilities And Related Adjustments) (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014
Discontinued Operations [Abstract]
Other assets	$ 22,972	$ 20,530
Total assets	$ 842,574	$ 887,929